TYPE                13F-HR
PERIOD              9/30/07
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2007

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2007
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:    $  715,964
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER      TITLE OF CLAS    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERSSOLE      SHARED     NONE
-------------------------------------------------------------------------------------------------------------- -------- --------
American Italian Pasta Co  COM            027070101           247    30,000 SH        SOLE              30,000
Annaly Cap Mgmt Inc        COM            035710409        85,136 5,344,371 SH        SOLE           5,344,371
Ebay Inc                   COM            278642103        15,325   392,746 SH        SOLE             392,746
IShares Russell 2000 Index RUSSELL 2000   464287655       164,079 2,049,446 SH        SOLE           2,049,446
IndyMac Bancorp Inc.       COM            456607100        11,805   500,000 SH        SOLE             248,106          251,894
Interwoven Inc             COM            46114t508        26,613 1,870,204 SH        SOLE           1,870,204
Jos A Bank Clothiers       COM            480838101         7,270   217,539 SH        SOLE             217,539
Micron Technology          COM            595112103        25,312 2,280,369 SH        SOLE           2,280,369
Navarre Corp               PUT            639208957         8,684 2,309,700 SH  PUT   SOLE           2,309,700
Novastar Financial Inc     COM            669947400           239    26,969 SH        SOLE               9,838           17,131
Novastar Financial Inc     PUT            669947950        14,473 1,631,700 SH  PUT   SOLE           1,631,700
Novastar Financial Inc     PUT            669947950         4,739   534,300 SH  PUT   OTHER    1       534,300
Nuance Communications      PUT            67020y950         4,374   226,500 SH  PUT   SOLE             226,500
Nuance Communications      PUT            67020y950         1,576    81,600 SH  PUT   OTHER    1        81,600
Powershares QQQ Trust      UNIT SER 1     73935a104       114,845 2,233,903 SH        SOLE           2,233,903
Powerwave Technologies Inc COM            739363109        27,369 4,443,013 SH        SOLE           4,443,013
Safeway Inc.               COM NEW        786514208        81,778 2,469,895 SH        SOLE           2,469,895
Sealy Corp                 COM            812139301       116,848 8,322,500 SH        SOLE           8,322,500
Take Two Interactive SoftwaCOM            874054109         5,252   307,500 SH        SOLE             307,500

 /TEXT
 /DOCUMENT
 /SUBMISSION